OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 3. OTHER CURRENT ASSETS

Other current assets consisted of the following:

Other current assets are comprised of amounts paid for direct parts and materials which had not been installed on jobs in progress. As of September 30, 2023, and December 31, 2022, amounts of $104,099 and $21,086, respectively, were awaiting to be installed on jobs in progress.

	September 30, 2023	December 31, 2022

Deferred cost of goods sold	$104,099	$21,086
Deferred cost of goods sold, net balance	104,099	21,086
Other asset	$-	$-
Total	104,099	21,086

NOTE 4. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2022	December 31, 2021

Deferred cost of goods sold	$21,086	$647
Less: allowance for doubtful accounts	-	-
Deferred cost of goods sold, net balance	21,086	647
Other asset	$-	$-
Total	21,086	647